UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  August 31, 2011

Item 1. Reports to Stockholders.

Annual Report

Experienced People Consistent Philosophy Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

August 31, 2011

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	37

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	38

NOTICE OF PRIVACY POLICY & PRACTICES	42

ADDITIONAL INFORMATION	43

Dear Shareholders,

The fiscal year ended August 31, 2011 experienced a moderation of U.S. economic growth and heightened concerns about economic instability in Europe.  Economic indicators offered a mixed picture.  Both retail sales and manufacturing activity eased toward the end of the fiscal year.  Nonetheless, corporate earnings growth has remained relatively robust and balance sheets are strong.  The banking sector is still on a path of recovery.  The U.S. economy has recovered from the recession at a slower than average rate which could persist in the near term.

High unemployment and a lack of confidence on the part of businesses are significant factors restraining domestic economic growth.  A contentious political debate over deficit reduction, the ongoing implementation of new regulations, and general business uncertainty have placed a damper on new business investment.  U.S. consumer spending along with real estate prices could be restricted until employment begins to improve meaningfully.

The resurgence of European fiscal woes has left global capital markets unsettled.  A failure to arrive at a resolution could cause greater instability in the near term.  However, it is important to note that the largest driver of global economic growth continues to be the emerging markets, which remain relatively strong.  Efforts to curtail inflation in many developing countries, including China, appear to have been successful.

We believe that current equity market valuations are more than discounting present economic and political concerns.  The S&P 500 Index at less than 13.5x 2011 estimated earnings appears to be anticipating a material recession.  Any positive surprise should provide a strong boost to the markets.

We are committed to maintaining rigorous fundamental research and a disciplined long-term approach toward investing.  The operating performance of our portfolio companies has been strong and most have maintained positive earnings growth throughout the recent downturns.

The All Cap Growth Fund Class R had a 33.71% return for the fiscal year ended 8/31/2011 versus 24.25% for the Russell 3000 Growth Total Return Index.  The Class I had a return of 33.98% for the fiscal year.  The top sectors contributing to the All Cap Growth Fund performance for the fiscal year were Consumer Discretionary, Consumer Staples, Health Care and Industrials.  The sectors underperforming were Financials and Information Technology.  The top stocks for the year were Green Mountain Coffee, Chipotle Mexican Grill, Baidu and Apple.  Stocks that struggled the most were Informatica Corp. and Rockwell Automation Inc.

The Equity Income Fund Class R returned 17.20% and the Class I had a return of 17.49% versus 14.37% for the benchmark, the Russell 1000 Value Total Return Index.  The top contributing sectors to performance were Financials, Consumer Staples, Utilities and Information Technology.  The bottom contributors were Industrials and Energy.  The top performing holdings were Philip Morris International, Simon Property Group, Magellan

Midstream Partners and ITC Holdings Corp.  The underperforming holdings were Blackstone Group and Penn West Petroleum.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our Funds. We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund may invest in mid-, small-, or micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADRs, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Russell 3000 Growth Total Return Index consist of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.  One cannot invest directly in an index.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  One cannot invest directly in an index.

The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy.  Although the S&P 500 focuses on the large cap segment of the market, it is also a proxy for the total market.  One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/11 - 8/31/11).

Actual Expenses

The first two lines of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second two lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/11	8/31/11	3/1/11 - 8/31/11	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,018.90	$7.58	1.49%
Class I	$1,000.00	$1,020.00	$6.21	1.22%
Equity Income Fund*
Class R	$1,000.00	$963.90	$7.38	1.49%
Class I	$1,000.00	$965.40	$6.04	1.22%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/11	8/31/11	3/1/11 - 8/31/11	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,019.06	$6.21	1.22%
Equity Income Fund*
Class R	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,019.06	$6.21	1.22%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of August 31, 2011 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2011

			Since
	Six	One	Inception
	Months	Year	(9/28/07)
Class R	1.89%	33.71%	3.27%
Class I	2.00%	33.98%	3.52%
Russell 3000 Growth Index	(5.73)%	24.25%	(0.48)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of August 31, 2011 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2011

			Since
	Six	One	Inception
	Months	Year	(4/30/10)
Class R	(3.61)%	17.20%	13.19%
Class I	(3.46)%	17.49%	13.57%
Russell 1000 Value Index	(9.45)%	14.37%	0.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2011

	Shares	Value
COMMON STOCKS 97.34%

Aerospace Product and Parts Manufacturing 5.79%
BE Aerospace, Inc. (a)	83,642	$2,913,251
HEICO Corp.	52,610	2,868,297
TransDigm Group, Inc. (a)	36,105	3,316,605
		9,098,153
Agriculture, Construction, and
Mining Machinery Manufacturing 2.30%
FMC Technologies, Inc. (a)	81,416	3,619,755

Basic Chemical Manufacturing 1.45%
Rockwood Holdings, Inc. (a)	44,648	2,277,048

Building Material and Supplies Dealers 0.97%
Fastenal Co.	45,817	1,533,953

Computer and Peripheral
Equipment Manufacturing 5.36%
Apple, Inc. (a)	21,889	8,423,544

Computer Systems Design and Related Services 9.91%
Athenahealth, Inc. (a)	20,264	1,175,312
priceline.com, Inc. (a)	8,321	4,470,541
Quality Systems, Inc.	43,801	4,030,568
VMware, Inc. (a)	62,392	5,887,309
		15,563,730
Cut and Sew Apparel Manufacturing 1.07%
Lululemon Athletica, Inc. (a)	30,765	1,683,769

Electronic Shopping and Mail-Order Houses 6.84%
Amazon.com, Inc. (a)	30,107	6,481,736
MercadoLibre, Inc.	24,208	1,631,135
Sotheby’s	70,529	2,624,384
		10,737,255
Foundries 1.04%
Precision Castparts Corp.	9,970	1,633,584

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011

	Shares	Value
Full-Service Restaurants 4.16%
Chipotle Mexican Grill, Inc. (a)	20,863	$6,537,838

Gambling Industries 2.06%
Las Vegas Sands Corp. (a)	69,454	3,234,473

Health and Personal Care Stores 1.81%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48,057	2,839,208

Management, Scientific, and
Technical Consulting Services 1.93%
Accretive Health, Inc. (a)	41,949	1,125,911
Salesforce.com, Inc. (a)	14,851	1,912,066
		3,037,977
Medical Equipment and Supplies Manufacturing 4.62%
Intuitive Surgical, Inc. (a)	12,593	4,802,341
Rockwell Automation, Inc.	38,194	2,449,381
		7,251,722
Metal Ore Mining 2.48%
Freeport-McMoRan Copper & Gold Inc.	82,672	3,897,158

Motion Picture and Video Industries 1.15%
Netflix, Inc. (a)	7,691	1,807,462

Nondepository Credit Intermediation 1.01%
First Cash Financial Services, Inc. (a)	33,954	1,585,991

Nonmetallic Mineral Mining and Quarrying 2.31%
Potash Corp. of Saskatchewan - ADR	62,622	3,630,823

Offices of Real Estate Agents and Brokers 1.84%
Jones Lang LaSalle, Inc.	43,241	2,893,256

Oil and Gas Extraction 5.64%
Concho Resources, Inc. (a)	36,295	3,155,850
Continental Resources, Inc. (a)	78,093	4,364,618
Southwestern Energy Co. (a)	35,047	1,330,034
		8,850,502

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011

	Shares	Value
Other Chemical Product and
Preparation Manufacturing 2.73%
CARBO Ceramics, Inc.	26,835	$4,297,625

Other Food Manufacturing 5.59%
Green Mountain Coffee Roasters, Inc. (a)	83,823	8,779,621

Other Information Services 3.65%
Baidu, Inc. - ADR (a)	39,336	5,734,402

Other Schools and Instruction 1.02%
New Oriental Education & Technology Group, Inc. - ADR (a)	52,612	1,604,666

Pesticide, Fertilizer, and Other
Agricultural Chemical Manufacturing 2.91%
Mosaic Co.	64,176	4,564,839

Professional and Commercial Equipment
and Supplies Merchant Wholesalers 0.67%
MWI Veterinary Supply, Inc. (a)	14,194	1,050,356

Securities and Commodity Contracts
Intermediation and Brokerage 1.80%
T Rowe Price Group, Inc.	52,793	2,823,370

Semiconductor and Other Electronic
Component Manufacturing 1.74%
IPG Photonics Corp. (a)	47,036	2,727,147

Software Publishers 6.66%
Informatica Corp. (a)	79,347	3,315,118
Rovi Corp. (a)	54,443	2,661,718
SXC Health Solutions Corp. (a)	82,004	4,484,799
		10,461,635
Sound Recording Industries 1.10%
Sina Corp. (a)	16,051	1,724,038

Travel Arrangement and Reservation Services 1.33%
OpenTable, Inc. (a)	34,285	2,091,042

Traveler Accommodation 1.00%
Melco Crown Entertainment Ltd. - ADR (a)	120,423	1,565,499

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011

	Shares	Value
Waste Treatment and Disposal 3.40%
Stericycle, Inc. (a)	60,865	$5,338,469

TOTAL COMMON STOCKS (Cost $130,444,433)		152,899,910

	Principal
	Amount
SHORT-TERM INVESTMENTS 4.98%

Money Market Fund 4.98%
Fidelity Institutional Money Market Portfolio	$7,819,381	7,819,381

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,819,381)		7,819,381

Total Investments (Cost $138,263,814) 102.32%		160,719,291

Liabilities in Excess of Other Assets (2.32)%		(3,648,502)

TOTAL NET ASSETS 100.00%		$157,070,789

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
August 31, 2011

	Shares	Value
COMMON STOCKS 74.39%

Aerospace Product and Parts Manufacturing 2.70%
United Technologies Corp.	14,917	$1,107,587

Computer Systems Design and Related Services 1.82%
Computer Programs & Systems, Inc.	10,531	745,805

Electric Power Generation,
Transmission and Distribution 6.65%
CPFL Energia SA - ADR	48,330	1,277,362
ITC Holdings Corp.	19,111	1,445,938
		2,723,300
Household Appliance Manufacturing 2.14%
National Presto Industries, Inc.	9,032	876,104

Limited-Service Eating Places 4.08%
McDonald’s Corp.	18,488	1,672,424

Local Messengers and Local Delivery 2.81%
United Parcel Service, Inc.	17,054	1,149,269

Metal Ore Mining 3.46%
BHP Billiton Ltd. - ADR	6,933	590,484
Goldcorp, Inc.	15,979	829,629
		1,420,113
Oil and Gas Extraction 9.95%
Baytex Energy Corp.	35,254	1,815,934
Enterprise Products Partners LP	53,629	2,260,462
		4,076,396
Other Electrical Equipment and
Component Manufacturing 3.62%
Emerson Electric Co.	31,815	1,480,988

Other General Purpose Machinery Manufacturing 1.90%
Graco, Inc.	19,678	776,887

Other Pipeline Transportation 5.11%
Plains All American Pipeline LP	34,504	2,091,978

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2011

	Shares	Value
Petroleum and Coal Products Manufacturing 4.25%
Chevron Corp.	17,597	$1,740,520

Pipeline Transportation of Crude Oil 5.21%
Magellan Midstream Partners LP	35,599	2,134,872

Pipeline Transportation of Natural Gas 6.23%
Buckeye Partners LP	21,296	1,341,221
Williams Partners LP	22,387	1,212,928
		2,554,149
Securities and Commodity Contracts
Intermediation and Brokerage 3.04%
T. Rowe Price Group, Inc.	23,296	1,245,870

Semiconductor and Other Electronic
Component Manufacturing 3.47%
Microchip Technology, Inc.	43,373	1,423,502

Support Activities for Mining 3.75%
Seadrill Limited	47,399	1,534,306

Tobacco Manufacturing 4.20%
Philip Morris International, Inc.	24,815	1,720,177

TOTAL COMMON STOCKS (Cost $28,582,517)		30,474,247

REAL ESTATE INVESTMENT TRUSTS 21.54%

Lessors of Real Estate 21.54%
Annaly Capital Management, Inc.	35,226	638,647
Digital Realty Trust, Inc.	28,963	1,730,539
HCP, Inc.	41,818	1,558,975
Simon Property Group, Inc.	19,687	2,313,223
Taubman Centers, Inc.	16,388	944,440
Vornado Realty Trust	19,050	1,636,586

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $8,116,707)		8,822,410

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2011

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 4.77%

Money Market Fund 4.77%
Fidelity Institutional Money Market Portfolio	$1,955,560	$1,955,560

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,955,560)		1,955,560

Total Investments (Cost $38,654,784) 100.70%		41,252,217
Liabilities in Excess of Other Assets (0.70)%		(284,844)
TOTAL NET ASSETS 100.00%		$40,967,373

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
August 31, 2011

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $138,263,814 and
$38,654,784, respectively)	$160,719,291	$41,252,217
Receivable for Fund shares sold	817,461	77,407
Receivable for investments sold	1,279,076	—
Dividends and interest receivable	20,369	123,968
Other assets	25,502	21,418
TOTAL ASSETS	162,861,699	41,475,010

LIABILITIES
Payable for Fund shares redeemed	$137,186	$110,041
Payable for investments purchased	5,403,749	314,978
Payable to affiliates	79,044	34,154
Payable to Adviser	101,044	15,464
Payable for distribution fees	18,104	777
Accrued expenses and other liabilities	51,783	32,223
TOTAL LIABILITIES	5,790,910	507,637

NET ASSETS	$157,070,789	$40,967,373

Net assets consist of:
Paid-in capital	$141,233,166	$38,431,127
Accumulated net investment income	—	45,480
Accumulated net realized loss	(6,617,854)	(106,690)
Net unrealized appreciation on investments	22,455,477	2,597,456
NET ASSETS	$157,070,789	$40,967,373

CLASS R SHARES
Net assets	$52,760,807	$2,976,035
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,325,738	127,492
Net asset value, redemption price and
offering price per share(1)	$22.69	$23.34

CLASS I SHARES
Net assets	$104,309,981	$37,991,338
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,552,272	1,624,166
Net asset value, redemption price and
offering price per share(1)	$22.91	$23.39

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Year Ended August 31, 2011

	All Cap	Equity
	Growth Fund	Income Fund
INVESTMENT INCOME
Dividend income(1)	$279,664	$795,642
Interest income	7,144	1,761
TOTAL INVESTMENT INCOME	286,808	797,403

EXPENSES
Investment advisory fees	1,207,370	372,009
Administration fees	132,520	43,830
Distribution fees - Class R shares	71,477	5,137
Fund accounting fees	54,122	37,057
Federal and state registration fees	41,435	32,916
Transfer agent fees and expenses	34,270	24,893
Audit and tax fees	26,872	19,527
Legal fees	15,252	8,435
Custody fees	13,741	7,910
Reports to shareholders	9,378	3,367
Chief Compliance Officer fees and expenses	7,348	5,991
Trustees’ fees and related expenses	4,591	4,411
Shareholder servicing fees - Class R shares	4,319	236
Other expenses	7,621	5,396
TOTAL EXPENSES	1,630,316	571,115
Less waivers and reimbursement by Adviser (Note 4)	(347,150)	(193,733)
NET EXPENSES	1,283,166	377,382
NET INVESTMENT INCOME (LOSS)	(996,358)	420,021

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	388,329	(112,808)
Net change in unrealized appreciation on investments	14,355,313	2,380,921
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	14,743,642	2,268,113
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$13,747,284	$2,688,134

(1)	Net of $2,215 and $10,403 in foreign withholding tax and fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2011	August 31, 2010
FROM OPERATIONS
Net investment loss	$(996,358)	$(291,034)
Net realized gain on investments	388,329	551
Net realized gain on foreign
currency translation	—	54
Net change in unrealized appreciation
on investments	14,355,313	5,961,303
Net increase in net assets from operations	13,747,284	5,670,874

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	52,514,846	1,928,805
Proceeds from shares sold - Class I	67,841,466	16,108,077
Payments for shares redeemed - Class R(1)	(6,993,240)	(948,215)
Payments for shares redeemed - Class I(2)	(8,018,108)	(5,346,537)
Net increase in net assets from
capital share transactions	105,344,964	11,742,130
TOTAL INCREASE IN NET ASSETS	119,092,248	17,413,004

NET ASSETS
Beginning of Year	$37,978,541	$20,565,537
End of Year	$157,070,789	$37,978,541

(1) Net of redemption fees of $14,594 and $765 for the year ended August 31, 2011 and August 31, 2010, respectively.
(2) Net of redemption fees of $8,546 and $1,442 for the year ended August 31, 2011 and August 31, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statement of Changes in Net Assets

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)
FROM OPERATIONS
Net investment income	$420,021	$32,716
Net realized loss on investments	(112,808)	(15,722)
Net change in unrealized appreciation
on investments	2,380,921	217,951
Net increase in net assets from operations	2,688,134	234,945

FROM DISTRIBUTIONS
Net investment income - Class R	(21,685)	—
Net investment income - Class I	(356,487)	—
Net realized gain on investments - Class R	(580)	—
Net realized gain on investments - Class I	(7,895)	—
Net decrease in net assets resulting
from distributions paid	(386,647)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	2,061,428	984,355
Proceeds from shares sold - Class I	30,351,344	9,924,556
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	21,890	—
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	342,450	—
Payments for shares redeemed - Class R(2)	(274,227)	(21,302)
Payments for shares redeemed - Class I(3)	(4,813,890)	(145,663)
Net increase in net assets from
capital share transactions	27,688,995	10,741,946
TOTAL INCREASE IN NET ASSETS	29,990,482	10,976,891

NET ASSETS
Beginning of Period	$10,976,891	$—
End of Period	$40,967,373	$10,976,891
ACCUMULATED NET INVESTMENT INCOME	$45,480	$32,716

(1)	The Fund commenced operations on April 30, 2010.
(2)	Net of redemption fees of $319 for the year ended August 31, 2011.
(3)	Net of redemption fees of $6,244 and $671 for the period ended August 31, 2011 and August 31, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008(1)
Net Asset Value,
Beginning of Period	$16.97	$13.80	$17.74	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.29)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	6.01	3.35	(3.85)	(2.11)
Total from investment operations	5.72	3.17	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.69	$16.97	$13.80	$17.74
Total Return(4)	33.71%	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$52,761	$5,206	$3,411	$2,296
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.85%	2.22%	2.97%	3.30%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.62)%	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.27)%	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008(1)
Net Asset Value,
Beginning of Period	$17.10	$13.88	$17.79	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.20)	(0.15)	(0.05)	(0.10)
Net realized and unrealized
gain (loss) on investments	6.01	3.37	(3.86)	(2.11)
Total from investment operations	5.81	3.22	(3.91)	(2.21)

Less distributions paid:
From net investment income	—	—	0.00 (3)	—
Total distributions paid	—	—	—	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.91	$17.10	$13.88	$17.79
Total Return(4)	33.98%	23.20%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$104,310	$32,772	$17,155	$13,423
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.59%	1.97%	2.73%	3.05%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.23%	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.27)%	(1.63)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.91)%	(0.91)%	(0.42)%	(0.57)%
Portfolio turnover rate(4)	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.14	$20.00

Income from investment operations:
Net investment income(2)	0.26	0.10
Net realized and unrealized gain on investments	3.20	0.04
Total from investment operations	3.46	0.14

Less distributions paid:
From net investment income	(0.25)	—
From net realized gain on investments	(0.01)	—
Total distributions paid	(0.26)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	—
Net Asset Value, End of Period	$23.34	$20.14
Total Return(4)	17.20%	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,976	$993
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.15%	5.36%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.49%	1.50%
Ratio of net investment income to average
net assets before waiver and reimbursements(5)	0.45%	(2.39)%
Ratio of net investment income to average
net assets after waiver and reimbursements(5)	1.11%	1.47%
Portfolio turnover rate(4)	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.18	$20.00

Income from investment operations:
Net investment income(2)	0.33	0.13
Net realized and unrealized gain on investments	3.19	0.05
Total from investment operations	3.52	0.18

Less distributions paid:
From net investment income	(0.30)	—
From net realized gain on investments	(0.01)	—
Total distributions paid	(0.31)	—
Paid-in capital from redemption fees (Note 2)(3)	0.00	0.00
Net Asset Value, End of Period	$23.39	$20.18
Total Return(4)	17.49%	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$37,991	$9,983
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.87%	5.53%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.23%	1.25%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	0.77%	(2.40)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	1.41%	1.88%
Portfolio turnover rate(4)	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
August 31, 2011

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2011:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$152,899,910	$—	$—	$152,899,910
Total Equity	152,899,910	—	—	152,899,910
Short-Term Investments	7,819,381	—	—	7,819,381
Total Investments in Securities	$160,719,291	$—	$—	$160,719,291

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$30,474,247	$—	$—	$30,474,247
Real Estate Investment Trusts	8,822,410	—	—	8,822,410
Total Equity	39,296,657	—	—	39,296,657
Short-Term Investments	1,955,560	—	—	1,955,560
Total Investments in Securities	$41,252,217	$—	$—	$41,252,217

During the year ended August 31, 2011, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Year Ended	Year/Period Ended
	August 31, 2011	August 31, 2010
All Cap Growth Fund
Class R	$14,594	$765
Class I	8,546	1,442
Equity Income Fund(1)
Class R	319	—
Class I	6,244	671

(1)	The Equity Income Fund commenced operations April 30, 2010.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary*	Long-Term*
	Income	Capital Gains
All Cap Growth Fund
Year Ended August 31, 2010	$—	$—
Year Ended August 31, 2011	—	—

	Ordinary	Long-Term
	Income	Capital Gains
Equity Income Fund
Period Ended August 31, 2010	$—	$—
Year Ended August 31, 2011	386,647	—

*	There were no distributions paid to shareholders in All Cap Growth Fund during the years ended August 31, 2010 and August 31, 2011.

As of August 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:
	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$138,991,137	$38,568,461
Gross tax unrealized appreciation	28,238,029	3,644,277
Gross tax unrealized depreciation	(6,509,875)	(960,498)
Net tax unrealized appreciation	21,728,154	2,683,779
Undistributed ordinary income	—	46,892
Undistributed long-term capital gain	—	1,048
Total distributable earnings	—	47,940
Other accumulated losses	(5,890,531)	(195,473)
Total accumulated gains	$15,837,623	$2,536,246

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

At August 31, 2011, the All Cap Growth Fund had accumulated net realized capital loss carryovers as follows:

	Capital Loss
	Carryover	Expires
All Cap Growth Fund	$(2,750,881)	8/31/2017
	(3,139,650)	8/31/2018

The All Cap Growth Fund has utilized $838,430 of capital loss carryovers during the current fiscal year.

The Equity Income Fund utilized $13,944 of capital loss carryovers during the current fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2011, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$996,358	$(29,085)
Accumulated Net Realized Gain (Loss)	$—	$30,315
Paid-in Capital	$(996,358)	$(1,230)

At August 31, 2011, the Equity Income Fund deferred, on a tax basis, post-October losses of $105,858.

The Funds had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2011.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011.  At August 31, 2011, the fiscal years 2008-2011 remain open to examination for the All Cap Growth Fund and the fiscal years 2010-2011 remain open to examination for the Equity Income Fund in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.25% before August 1, 2011 and 1.10% on and after August 1, 2011 of the Funds’ average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions,

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed 1.50% and 1.25% of Class R and Class I shares before August 1, 2011 and 1.45% and 1.10% on and after August 1, 2011 of each Fund’s average daily net assets, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2012	$206,164	$—
August 31, 2013	223,212	80,835
August 31, 2014	347,150	193,733

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares. During the year ended August 31, 2011, expenses of $71,477 and $5,137 were accrued pursuant to the 12b-1 Plan for the All Cap Growth Fund and Equity Income Fund, respectively.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor. The Chief Compliance Officer is also an employee of the Administrator. For the year ended August 31, 2011, the Funds were allocated $7,348 and $5,991 of the Trust’s Chief Compliance Officer fee for the All Cap Growth Fund and Equity Income Fund, respectively.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Year Ended	Year Ended
Class R	August 31, 2011	August 31, 2010
Shares Sold	2,347,256	118,984
Shares Redeemed	(328,378)	(59,202)
Net Increase	2,018,878	59,782

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010
Shares Sold	2,999,213	1,013,433
Shares Redeemed	(363,477)	(332,693)
Net Increase	2,635,736	680,740

Equity Income Fund
	Year Ended	Period Ended
Class R	August 31, 2011	August 31, 2010(1)
Shares Sold	89,228	50,404
Shares Issued to Holders in
Reinvestment of Distributions	941	—
Shares Redeemed	(11,998)	(1,083)
Net Increase	78,171	49,321

	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)
Shares Sold	1,318,529	502,014
Shares Issued to Holders in
Reinvestment of Distributions	14,643	—
Shares Redeemed	(203,795)	(7,225)
Net Increase	1,129,377	494,789

(1)	The Equity Income Fund commenced operations on April 30, 2010.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2011

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2011 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$157,678,022	$33,240,921
Sales	$55,462,202	$6,169,249

(9)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors Equity Income Fund
  and Geneva Advisors All Cap Growth Fund,
  and the Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Geneva Advisors Equity Income Fund and Geneva Advisors All Cap Growth Fund (the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of August 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended and the financial highlights for each of the periods presented in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2011, and the results of their operations for the year then ended, the changes in its net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods presented in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
October 28, 2011

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2011 to consider the renewal of the Investment Advisory Agreement, as amended (the “Agreement”), between the Trust, on behalf of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”) and the Geneva Advisors Equity Income Fund (the “Equity Income Fund”), each a series of the Trust (each, a “Fund”, and collectively, the “Funds”), and Geneva Investment Management of Chicago, LLC, the Funds’ investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of each Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Funds by the Advisor, the Advisor’s Form ADV, select financial statements of the Advisor, bibliographic information of the Advisor’s key management and compliance personnel, comparative fee information for the Funds and the Advisor’s other separately-managed accounts and a summary detailing key provisions of the Advisor’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one year term ending August 31, 2012.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds and the amount of time devoted to the Funds’ affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Robert C. Bridges and John P. Huber, co-portfolio managers of the All Cap Growth Fund and the Equity Income Fund, and Richard K. Sheiner, a co-portfolio manager of the

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Equity Income Fund, and other key personnel at the Advisor involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Advisor in a due diligence summary, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Advisor’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

The Trustees discussed the performance of the Class R shares of the All Cap Growth Fund for the year-to-date, one-year and three-year periods ended July 31, 2011.  The Trustees also discussed the performance of the Class R shares of the Equity Income Fund for the year-to-date and one-year periods ended July 31, 2011.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Growth Index for the All Cap Growth Fund and the S&P 500 Index for the Equity Income Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end large growth funds for the All Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Equity Income Fund).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Advisor that were similar to the Funds in terms of investment strategy.  The Trustees noted that the All Cap Growth Fund’s performance for the year-to-date, one-year and three-year periods ended July 31, 2011 were all substantially above its peer group average for those periods, and the year-to-date and one-year performance ranked highest among its peers.  The Trustees noted that the Equity Income Fund’s performance for the year-to-date period ended July 31, 2011 ranked substantially above its peer group average and the Equity Income Fund’s performance for the one-year period ended July 31, 2011 was in-line with its peer group average.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end large growth funds for the All Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Equity Income Fund), and the Advisor’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noting that the Advisor had provided substantial subsidies for the Funds’ operations since each Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the expense subsidizations undertaken by the Advisor, as well as the Funds’ brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the August 30, 2011 meeting, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Advisor agreed to reduce each Fund’s management fee from 1.25% to 1.10% effective August 1, 2011.  The Trustees also noted that the Advisor agreed to reduce each Fund’s total operating expenses (net of fee waivers and expense reimbursements) from 1.25% to 1.10%, and from 1.50% to 1.45%, for Class I and Class R shares, respectively, effective August 1, 2011.

The Trustees noted that the All Cap Growth Fund’s contractual management fee of 1.10% was above its peer group average of 0.80% and ranked highest among its peers.  The Trustees observed that the All Cap Growth Fund’s total expense ratio of 1.45% for its Class R shares was slightly below its peer group average of 1.47%, with each falling within the third quartile.  The Trustees then compared the fees paid by the All Cap Growth Fund to the fees paid by separately-managed accounts of the Advisor and noted that these fees were similar.

The Trustees noted that the Equity Income Fund’s contractual management fee of 1.10% was above its peer group average of 0.689%, but below the peer group high of 1.20%.  The Trustees observed that the Equity Income Fund’s total expense ratio of 1.45% for its Class R shares was higher than its peer group average of 1.292%, but each fell within the third quartile.  The Trustees then compared the fees paid by the Equity Income Fund to the fees paid by separately-managed accounts of the Advisor and noted that these fees were similar.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Funds’ operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Advisor with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the Advisor had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Funds.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Funds.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Funds and their shareholders.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended August 31, 2011, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Funds as follows:

All Cap Growth Fund	0.00%
Equity Income Fund	2.19%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	30	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 56		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	30	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	30	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 68		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex (three
			Granite Capital		closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Ramius IDF, LLC
			Granum Securities, LLC		(a closed-end
			(a broker-dealer)		investment
			(1997–2007).		company).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	30	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 32		2005	Fund Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 5, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2011	FYE 8/31/2010
Audit Fees	$40,675	$39,525
Audit-Related Fees	0	0
Tax Fees	$7,390	$7,170
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2011	FYE 8/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2011	FYE 8/31/2010
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed November 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*        /s/  Joseph Neuberger
Joseph Neuberger, President

Date     November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/  Joseph Neuberger
Joseph Neuberger, President

Date     November 1, 2011

By (Signature and Title)*       /s/ John Buckel
John Buckel, Treasurer

Date     November 1, 2011

* Print the name and title of each signing officer under his or her signature.